Right-of-Use Assets - Additional information (Details)	12 Months Ended
Jun. 30, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease liabilities term	Jul. 14, 2022
Incremental borrowing rate	3.00%